Concentration	12 Months Ended
Jun. 30, 2024
Concentration [Abstract]
Concentration
12.	Concentration

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2024	2023
Customer A	35.3%	47.1%
Customer B	27.5%	29.2%
Total	62.8%	76.3%

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total revenue:

	For the years ended June 30,
	2024	2023	2022
Customer A	37.5%	46.3%	51.4%
Customer B	26.9%	28.4%	34.0%
Total	64.4%	74.7%	85.4%

The following table sets forth a summary of single supplier who represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2024	2023
Supplier A	100.0%	100.0%
Total	100.0%	100.0%